Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cambria ETF Trust
Entity Central Index Key	0001529390
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Cambria Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Shareholder Yield ETF
Class Name	Cambria Shareholder Yield ETF
Trading Symbol	SYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/syld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/syld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Shareholder Yield ETF	$30	0.59%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 30	[1]
Expense Ratio, Percent	0.59%	[1]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/syld for more recent performance information.
Net Assets	$ 1,224,269,188
Holdings Count | Holdings	101
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$1,224,269,188
Number of Holdings	101
Portfolio Turnover	21%
30-Day SEC Yield	1.89%
30-Day SEC Yield Unsubsidized	1.89%
Visit https://www.cambriafunds.com/syld for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Adtalem Global Education, Inc.	1.6%
CNX Resources Corp.	1.5%
Jefferies Financial Group, Inc.	1.5%
Victory Capital Holdings, Inc.	1.5%
REV Group, Inc.	1.4%
Fox Corp.	1.4%
CONSOL Energy, Inc.	1.3%
PayPal Holdings, Inc.	1.3%
Matson, Inc.	1.3%
PROG Holdings, Inc.	1.3%

■ Consumer Discretionary (18.5%)

■ Financials (18.5%)

■ Energy (16.9%)

■ Materials (14.6%)

■ Industrials (13.2%)

■ Communication Services (5.6%)

■ Information Technology (4.7%)

■ Health Care (4.0%)

■ Consumer Staples (1.9%)

■ Cash & Other (2.1%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Adtalem Global Education, Inc.	1.6%
CNX Resources Corp.	1.5%
Jefferies Financial Group, Inc.	1.5%
Victory Capital Holdings, Inc.	1.5%
REV Group, Inc.	1.4%
Fox Corp.	1.4%
CONSOL Energy, Inc.	1.3%
PayPal Holdings, Inc.	1.3%
Matson, Inc.	1.3%
PROG Holdings, Inc.	1.3%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Foreign Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Foreign Shareholder Yield ETF
Class Name	Cambria Foreign Shareholder Yield ETF
Trading Symbol	FYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/fyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/fyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Foreign Shareholder Yield ETF (FYLD)	$30	0.59%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 30	[2]
Expense Ratio, Percent	0.59%	[2]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/fyld for more recent performance information.
Net Assets	$ 333,992,875
Holdings Count | Holdings	101
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$333,992,875
Number of Holdings	101
Portfolio Turnover	31%
30-Day SEC Yield	4.07%
30-Day SEC Yield Unsubsidized	4.07%
Visit https://www.cambriafunds.com/fyld for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.2%
Shibaura Mechatronics Corp.	1.3%
Secure Energy Services, Inc.	1.2%
Yue Yuen Industrial Holdings Ltd.	1.1%
BPER Banca SPA	1.1%
VTech Holdings Ltd.	1.1%
Imperial Oil Ltd.	1.1%
Yancoal Australia Ltd.	1.1%
Shougang Fushan Resources Group Ltd.	1.1%
Parex Resources, Inc.	1.1%

Sector Breakdown**	Geographic Breakdown (%)

■ Energy (23.0%)

■ Financials (20.8%)

■ Industrials (15.1%)

■ Materials (13.7%)

■ Consumer Discretionary (8.7%)

■ Communication Services (5.8%)

■ Information Technology (4.4%)

■ Consumer Staples (3.9%)

■ Utilities (1.8%)

■ Cash & Other (2.8%)

■ Japan (24.7%) ■ Canada (15.4%) ■ United Kingdom (12.0%) ■ France (8.7%) ■ Hong Kong (6.3%) ■ Australia (5.8%) ■ Germany (5.0%) ■ Norway (4.4%) ■ Italy (4.2%) ■ Cash & Other (13.5%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.2%
Shibaura Mechatronics Corp.	1.3%
Secure Energy Services, Inc.	1.2%
Yue Yuen Industrial Holdings Ltd.	1.1%
BPER Banca SPA	1.1%
VTech Holdings Ltd.	1.1%
Imperial Oil Ltd.	1.1%
Yancoal Australia Ltd.	1.1%
Shougang Fushan Resources Group Ltd.	1.1%
Parex Resources, Inc.	1.1%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Value ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Value ETF
Class Name	Cambria Global Value ETF
Trading Symbol	GVAL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/gval. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/gval
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Value ETF	$30	0.59%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 30	[3]
Expense Ratio, Percent	0.59%	[3]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/gval for more recent performance information.
Net Assets	$ 101,055,807
Holdings Count | Holdings	114
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$101,055,807
Number of Holdings	114
Portfolio Turnover	1%
30-Day SEC Yield	6.48%
30-Day SEC Yield Unsubsidized	6.48%
Visit https://www.cambriafunds.com/gval for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Moneta Money Bank AS	2.8%
First American Treasury Obligations Fund	2.5%
CEZ AS	2.5%
Komercni Banka AS	2.3%
Philip Morris CR AS	1.5%
The People’s Insurance Co. Group of China Ltd.	1.4%
Geely Automobile Holdings Ltd.	1.4%
China Life Insurance Co. Ltd.	1.3%
CITIC Ltd.	1.2%
Barclays PLC	1.2%

Sector Breakdown**

■ Financials (34.8%)

■ Utilities (14.7%)

■ Materials (10.3%)

■ Industrials (8.8%)

■ Real Estate (8.2%)

■ Energy (5.7%)

■ Communication Services (4.6%)

■ Consumer Staples (4.0%)

■ Consumer Discretionary (3.0%)

■ Cash & Other (5.9%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Moneta Money Bank AS	2.8%
First American Treasury Obligations Fund	2.5%
CEZ AS	2.5%
Komercni Banka AS	2.3%
Philip Morris CR AS	1.5%
The People’s Insurance Co. Group of China Ltd.	1.4%
Geely Automobile Holdings Ltd.	1.4%
China Life Insurance Co. Ltd.	1.3%
CITIC Ltd.	1.2%
Barclays PLC	1.2%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Momentum ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Momentum ETF
Class Name	Cambria Global Momentum ETF
Trading Symbol	GMOM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/gmom. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/gmom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Momentum ETF	$31	0.59%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 31	[4]
Expense Ratio, Percent	0.59%	[4]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/gmom for more recent performance information.
Net Assets	$ 110,181,802
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$110,181,802
Number of Holdings	16
Portfolio Turnover	42%
30-Day SEC Yield	1.84%
30-Day SEC Yield Unsubsidized	1.84%
Visit https://www.cambriafunds.com/gmom for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Cambria Micro and SmallCap Shareholder Yield ETF	11.6%
Cambria Emerging Shareholder Yield ETF	11.5%
Vanguard Small-Cap Value ETF	6.3%
Grizzle Growth ETF	6.3%
iShares® Global Financials ETF	6.2%
Invesco DB Precious Metals Fund	6.2%
Graniteshares Gold Trust	6.2%
VanEck Gold Miners ETF	6.1%
Cambria Foreign Shareholder Yield ETF	6.0%
iShares® Global Utilities ETF	6.0%

Sector Breakdown**
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Cambria Micro and SmallCap Shareholder Yield ETF	11.6%
Cambria Emerging Shareholder Yield ETF	11.5%
Vanguard Small-Cap Value ETF	6.3%
Grizzle Growth ETF	6.3%
iShares® Global Financials ETF	6.2%
Invesco DB Precious Metals Fund	6.2%
Graniteshares Gold Trust	6.2%
VanEck Gold Miners ETF	6.1%
Cambria Foreign Shareholder Yield ETF	6.0%
iShares® Global Utilities ETF	6.0%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Asset Allocation ETF
Class Name	Cambria Global Asset Allocation ETF
Trading Symbol	GAA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/gaa. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/gaa
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Asset Allocation ETF	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.00%	[5]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/gaa for more recent performance information.
Net Assets	$ 55,098,693
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$55,098,693
Number of Holdings	30
Portfolio Turnover	2%
30-Day SEC Yield	4.01%
30-Day SEC Yield Unsubsidized	4.01%
Visit https://www.cambriafunds.com/gaa for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Cambria Emerging Shareholder Yield ETF	9.6%
Cambria Global Real Estate ETF	7.2%
First American Government Obligations Fund	6.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Cambria Tactical Yield ETF	5.8%
Cambria Global Value ETF	5.8%
Alpha Architect US Quantitative Momentum ETF	5.2%
Vanguard Total International Bond ETF	4.8%
Cambria Foreign Shareholder Yield ETF	4.7%
Cambria Value and Momentum ETF	4.4%

Sector Breakdown**
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Cambria Emerging Shareholder Yield ETF	9.6%
Cambria Global Real Estate ETF	7.2%
First American Government Obligations Fund	6.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Cambria Tactical Yield ETF	5.8%
Cambria Global Value ETF	5.8%
Alpha Architect US Quantitative Momentum ETF	5.2%
Vanguard Total International Bond ETF	4.8%
Cambria Foreign Shareholder Yield ETF	4.7%
Cambria Value and Momentum ETF	4.4%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Value and Momentum ETF
Shareholder Report [Line Items]
Fund Name	Cambria Value and Momentum ETF
Class Name	Cambria Value and Momentum ETF
Trading Symbol	VAMO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/vamo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Value and Momentum ETF	$33	0.65%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 33	[6]
Expense Ratio, Percent	0.65%	[6]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/vamo for more recent performance information.
Net Assets	$ 53,336,579
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$53,336,579
Number of Holdings	102
Portfolio Turnover	36%
30-Day SEC Yield	0.78%
30-Day SEC Yield Unsubsidized	0.78%
Visit https://www.cambriafunds.com/vamo for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.8%
Mueller Industries, Inc.	1.9%
Vistra Corp.	1.7%
Mr. Cooper Group, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
PulteGroup, Inc.	1.5%
Enova International, Inc.	1.3%
SkyWest, Inc.	1.3%
CONSOL Energy, Inc.	1.3%
Taylor Morrison Home Corp.	1.2%

Sector Breakdown**

■  Financials (26.2%)

■  Consumer Discretionary (21.3%)

■  Industrials (17.8%)

■  Information Technology (5.5%)

■  Energy (5.2%)

■  Materials (3.4%)

■  Communication Services (2.8%)

■  Consumer Staples (2.7%)

■  Utilities (2.5%)

■  Cash & Other (12.6%)

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.8%
Mueller Industries, Inc.	1.9%
Vistra Corp.	1.7%
Mr. Cooper Group, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
PulteGroup, Inc.	1.5%
Enova International, Inc.	1.3%
SkyWest, Inc.	1.3%
CONSOL Energy, Inc.	1.3%
Taylor Morrison Home Corp.	1.2%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Tail Risk ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Tail Risk ETF
Class Name	Cambria Global Tail Risk ETF
Trading Symbol	FAIL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Tail Risk ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/fail. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/fail
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Tail Risk ETF (FAIL)	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[7]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/fail for more recent performance information.
Net Assets	$ 1,651,343
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$1,651,343
Number of Holdings	13
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit https://www.cambriafunds.com/fail for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
iShares® 7-10 Year Treasury Bond ETF	24.1%
iShares® TIPS Bond ETF	23.8%
Vanguard Total International Bond ETF	21.5%
VanEck J.P. Morgan EM Local Currency Bond ETF	21.3%
MSCI EAFE Index	2.9%
MSCI Emerging Markets Index	1.8%
First American Treasury Obligations Fund	0.0%

Sector Breakdown**
■ Finance and Insurance (4.8%) ■ Cash & Other (95.2%)
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
iShares® 7-10 Year Treasury Bond ETF	24.1%
iShares® TIPS Bond ETF	23.8%
Vanguard Total International Bond ETF	21.5%
VanEck J.P. Morgan EM Local Currency Bond ETF	21.3%
MSCI EAFE Index	2.9%
MSCI Emerging Markets Index	1.8%
First American Treasury Obligations Fund	0.0%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Emerging Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Emerging Shareholder Yield ETF
Class Name	Cambria Emerging Shareholder Yield ETF
Trading Symbol	EYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/eyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/eyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Emerging Shareholder Yield ETF	$31	0.61%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 31	[8]
Expense Ratio, Percent	0.61%	[8]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/eyld for more recent performance information.
Net Assets	$ 478,776,479
Holdings Count | Holdings	105
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$478,776,479
Number of Holdings	105
Portfolio Turnover	12%
30-Day SEC Yield	6.21%
30-Day SEC Yield Unsubsidized	6.21%
Visit https://www.cambriafunds.com/eyld for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Truworths International Ltd.	2.9%
First American Treasury Obligations Fund	2.7%
Asustek Computer, Inc.	2.1%
China Shenhua Energy Co. Ltd.	1.8%
Hanmi Semiconductor Co. Ltd.	1.7%
Chicony Electronics Co. Ltd.	1.7%
Reunert Ltd.	1.6%
Enerjisa Enerji AS	1.6%
Radiant Opto-Electronics Corp.	1.5%
Investec PLC	1.5%

Sector Breakdown**	Geographic Breakdown (%)

■   Financials (22.1%)

■    Information Technology (19.5%)

■    Consumer Discretionary (12.0%)

■    Energy (11.9%)

■    Industrials (11.5%)

■    Utilities (5.7%)

■    Materials (5.6%)

■    Consumer Staples (3.2%)

■    Health Care (2.8%)

■    Cash & Other (5.7%)

■ Taiwan (28.6%) ■ China (18.4%) ■ South Africa (14.4%) ■ South Korea (11.6%) ■ India (5.9%) ■ Poland (5.2%) ■ Brazil (4.3%) ■ Mexico (3.1%) ■ Turkey (3.1%) ■ Cash & Other (5.4%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Truworths International Ltd.	2.9%
First American Treasury Obligations Fund	2.7%
Asustek Computer, Inc.	2.1%
China Shenhua Energy Co. Ltd.	1.8%
Hanmi Semiconductor Co. Ltd.	1.7%
Chicony Electronics Co. Ltd.	1.7%
Reunert Ltd.	1.6%
Enerjisa Enerji AS	1.6%
Radiant Opto-Electronics Corp.	1.5%
Investec PLC	1.5%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Tail Risk ETF
Shareholder Report [Line Items]
Fund Name	Cambria Tail Risk ETF
Class Name	Cambria Tail Risk ETF
Trading Symbol	TAIL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/tail. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/tail
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tail Risk ETF	$30	0.59%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 30	[9]
Expense Ratio, Percent	0.59%	[9]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/tail for more recent performance information.
Net Assets	$ 85,598,746
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$85,598,746
Number of Holdings	13
Portfolio Turnover	32%
30-Day SEC Yield	3.25%
30-Day SEC Yield Unsubsidized	3.25%
Visit https://www.cambriafunds.com/tail for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
U.S. Treasury Bond	90.0%
S&P 500® Index	7.2%
First American Treasury Obligations Fund	0.9%

Sector Breakdown**
■ Public Administration (90.0%) ■ Finance and Insurance (7.1%) ■ Cash & Other (2.9%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]
Top 10 Issuers	(%)
U.S. Treasury Bond	90.0%
S&P 500® Index	7.2%
First American Treasury Obligations Fund	0.9%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Trinity ETF
Shareholder Report [Line Items]
Fund Name	Cambria Trinity ETF
Class Name	Cambria Trinity ETF
Trading Symbol	TRTY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/trty. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/trty
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Trinity ETF	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[10]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/trty for more recent performance information.
Net Assets	$ 109,025,922
Holdings Count | Holdings	32
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$109,025,922
Number of Holdings	32
Portfolio Turnover	24%
30-Day SEC Yield	3.10%
30-Day SEC Yield Unsubsidized	3.10%
Visit https://www.cambriafunds.com/trty for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Cambria Value and Momentum ETF	8.5%
Cambria Chesapeake Pure Trend ETF	7.5%
Cambria Emerging Shareholder Yield ETF	7.4%
Vanguard Intermediate-Term Treasury ETF	6.0%
Cambria Foreign Shareholder Yield ETF	5.9%
Cambria Micro and SmallCap Shareholder Yield ETF	5.2%
First American Government Obligations Fund	4.4%
Cambria Global Value ETF	4.1%
Cambria Shareholder Yield ETF	4.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.0%

Sector Breakdown**
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
Cambria Value and Momentum ETF	8.5%
Cambria Chesapeake Pure Trend ETF	7.5%
Cambria Emerging Shareholder Yield ETF	7.4%
Vanguard Intermediate-Term Treasury ETF	6.0%
Cambria Foreign Shareholder Yield ETF	5.9%
Cambria Micro and SmallCap Shareholder Yield ETF	5.2%
First American Government Obligations Fund	4.4%
Cambria Global Value ETF	4.1%
Cambria Shareholder Yield ETF	4.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.0%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Cambria Cannabis ETF
Class Name	Cambria Cannabis ETF
Trading Symbol	TOKE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Cannabis ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/toke. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/toke
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Cannabis ETF	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[11]
Expense Ratio, Percent	0.00%	[11]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/toke for more recent performance information.
Net Assets	$ 16,776,286
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$16,776,286
Number of Holdings	27
Portfolio Turnover	27%
30-Day SEC Yield	1.82%
30-Day SEC Yield Unsubsidized	1.82%
Visit https://www.cambriafunds.com/toke for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	13.5%
SNDL, Inc.	5.1%
Philip Morris International, Inc.	5.1%
Turning Point Brands, Inc.	4.3%
High Tide, Inc.	4.3%
Altria Group, Inc.	4.1%
Imperial Brands PLC	4.0%
Cronos Group, Inc.	4.0%
Village Farms International, Inc.	3.9%
British American Tobacco PLC	3.9%

Sector Breakdown**	Geographic Breakdown (%)
■ Consumer Staples (31.4%) ■ Health Care (16.7%) ■ Real Estate (3.0%) ■ Financials (1.6%) ■ Information Technology (0.7%) ■ Cash & Other (46.6%)	■ United States (40.9%) ■ Canada (17.9%) ■ United Kingdom (7.9%) ■ Cash & Other (33.3%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	13.5%
SNDL, Inc.	5.1%
Philip Morris International, Inc.	5.1%
Turning Point Brands, Inc.	4.3%
High Tide, Inc.	4.3%
Altria Group, Inc.	4.1%
Imperial Brands PLC	4.0%
Cronos Group, Inc.	4.0%
Village Farms International, Inc.	3.9%
British American Tobacco PLC	3.9%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Cambria Global Real Estate ETF
Class Name	Cambria Global Real Estate ETF
Trading Symbol	BLDG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/bldg. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/bldg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Real Estate ETF	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[12]
Expense Ratio, Percent	0.00%	[12]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/bldg for more recent performance information.
Net Assets	$ 31,329,134
Holdings Count | Holdings	75
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$31,329,134
Number of Holdings	75
Portfolio Turnover	57%
30-Day SEC Yield	4.46%
30-Day SEC Yield Unsubsidized	4.46%
Visit https://www.cambriafunds.com/bldg for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
Kilroy Realty Corp.	1.5%
Franklin Street Properties Corp.	1.5%
SL Green Realty Corp.	1.5%
First American Government Obligations Fund	1.5%
Reysas Gayrimenkul Yatirim Ortakligi AS	1.5%
FIBRA Macquarie Mexico	1.4%
Macerich Co.	1.4%
Sabra Health Care REIT, Inc.	1.4%
Vukile Property Fund Ltd.	1.4%

Sector Breakdown**	Geographic Breakdown (%)
■ Real Estate (95.9%) ■ Cash & Other (4.1%)	■ United States (61.8%) ■ Turkey (7.8%) ■ South Africa (5.4%) ■ Singapore (4.0%) ■ Australia (2.7%) ■ United Kingdom (2.6%) ■ France (2.5%) ■ Canada (2.4%) ■ Mexico (1.4%) ■ Cash & Other (9.4%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
Kilroy Realty Corp.	1.5%
Franklin Street Properties Corp.	1.5%
SL Green Realty Corp.	1.5%
First American Government Obligations Fund	1.5%
Reysas Gayrimenkul Yatirim Ortakligi AS	1.5%
FIBRA Macquarie Mexico	1.4%
Macerich Co.	1.4%
Sabra Health Care REIT, Inc.	1.4%
Vukile Property Fund Ltd.	1.4%

Material Fund Change Adviser [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Micro and SmallCap Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Micro and SmallCap Shareholder Yield ETF
Class Name	Cambria Micro and SmallCap Shareholder Yield ETF
Trading Symbol	MYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Micro and SmallCap Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/myld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/myld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Micro and SmallCap Shareholder Yield ETF	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.00%	[13]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/myld for more recent performance information.
Net Assets	$ 27,878,607
Holdings Count | Holdings	101
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$27,878,607
Number of Holdings	101
Portfolio Turnover	33%
30-Day SEC Yield	2.04%
30-Day SEC Yield Unsubsidized	2.04%
Visit https://www.cambriafunds.com/myld for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
REV Group, Inc.	1.6%
Bancorp, Inc.	1.5%
First American Treasury Obligations Fund	1.4%
Pathward Financial, Inc.	1.4%
Jackson Financial, Inc.	1.4%
Cal-Maine Foods, Inc.	1.4%
CNX Resources Corp.	1.4%
Sylvamo Corp.	1.3%
Innoviva, Inc.	1.3%
Apogee Enterprises, Inc.	1.3%

Sector Breakdown**

■  Financials (26.3%)

■  Consumer Discretionary (18.8%)

■  Industrials (17.8%)

■  Energy (13.7%)

■  Materials (6.1%)

■  Information Technology (4.7%)

■  Communication Services (3.7%)

■  Consumer Staples (3.2%)

■  Health Care (3.1%)

■  Cash & Other (2.6%)

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
REV Group, Inc.	1.6%
Bancorp, Inc.	1.5%
First American Treasury Obligations Fund	1.4%
Pathward Financial, Inc.	1.4%
Jackson Financial, Inc.	1.4%
Cal-Maine Foods, Inc.	1.4%
CNX Resources Corp.	1.4%
Sylvamo Corp.	1.3%
Innoviva, Inc.	1.3%
Apogee Enterprises, Inc.	1.3%

Cambria Tactical Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria Tactical Yield ETF
Class Name	Cambria Tactical Yield ETF
Trading Symbol	TYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/tyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/tyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tactical Yield ETF	$0	0.00%
* Expense ratio is annualized.

Expenses Paid, Amount	$ 0	[14]
Expense Ratio, Percent	0.00%	[14]
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/tyld for more recent performance information.
Net Assets	$ 20,186,774
Holdings Count | Holdings	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$20,186,774
Number of Holdings	3
Portfolio Turnover	0%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Visit https://www.cambriafunds.com/tyld for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
United States Treasury Bill	66.0%
First American Treasury Obligations Fund	34.0%

Sector Breakdown (% of net assets)
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.

Largest Holdings [Text Block]
Top 10 Issuers	(%)
United States Treasury Bill	66.0%
First American Treasury Obligations Fund	34.0%

Cambria LargeCap Shareholder Yield ETF
Shareholder Report [Line Items]
Fund Name	Cambria LargeCap Shareholder Yield ETF
Class Name	Cambria LargeCap Shareholder Yield ETF
Trading Symbol	LYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of July 11, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cambriafunds.com/lyld. You can also request this information by contacting us at 1-855-383-4636.
Additional Information Phone Number	1-855-383-4636
Additional Information Website	https://www.cambriafunds.com/lyld
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria LargeCap Shareholder Yield ETF	$19	0.59%
* Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from July 11, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

Expenses Paid, Amount	$ 19	[15]
Expense Ratio, Percent	0.59%	[15]
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund for the current fiscal period from July 11, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
Updated Performance Information Location [Text Block]	Visit https://www.cambriafunds.com/lyld for more recent performance information.
Net Assets	$ 5,236,677
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$5,236,677
Number of Holdings	51
Portfolio Turnover	2%
30-Day SEC Yield	1.90%
30-Day SEC Yield Unsubsidized	1.90%
Visit https://www.cambriafunds.com/lyld for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
PayPal Holdings, Inc.	2.6%
Fox Corp.	2.3%
AT&T, Inc.	2.3%
Toll Brothers, Inc.	2.3%
Yum China Holdings, Inc.	2.2%
Bank of New York Mellon Corp.	2.2%
Aflac, Inc.	2.2%
US Bancorp	2.2%
Comcast Corp.	2.2%
KeyCorp	2.2%

Sector Breakdown**

■  Financials (29.8%)

■  Energy (17.2%)

■  Consumer Discretionary (12.8%)

■  Materials (9.7%)

■  Consumer Staples (9.7%)

■  Communication Services (8.7%)

■  Health Care (7.6%)

■  Information Technology (4.0%)

■  Cash & Other (0.5%)

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Largest Holdings [Text Block]

Top 10 Issuers	(%)
PayPal Holdings, Inc.	2.6%
Fox Corp.	2.3%
AT&T, Inc.	2.3%
Toll Brothers, Inc.	2.3%
Yum China Holdings, Inc.	2.2%
Bank of New York Mellon Corp.	2.2%
Aflac, Inc.	2.2%
US Bancorp	2.2%
Comcast Corp.	2.2%
KeyCorp	2.2%

[1]	Expense ratio is annualized.
[2]	Expense ratio is annualized.
[3]	Expense ratio is annualized.
[4]	Expense ratio is annualized.
[5]	Expense ratio is annualized.
[6]	Expense ratio is annualized.
[7]	Expense ratio is annualized.
[8]	Expense ratio is annualized.
[9]	Expense ratio is annualized.
[10]	Expense ratio is annualized.
[11]	Expense ratio is annualized.
[12]	Expense ratio is annualized.
[13]	Expense ratio is annualized.
[14]	Expense ratio is annualized.
[15]	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from July 11, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.